Income Tax Reconciliation (unaudited) (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Net loss per consolidated financial statements	$ (868,157)
Net income from non-includable U.S. entities	(28,478)
Income attributable to non-controlling interest	5,696
Organizational costs	14,500
SQN Echo LLC	(32,603)
Unearned interest income	82,024
Net income for federal income tax purposes	$ (827,018)